Basic and diluted net income per common share calculations follows: (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Per Share
Net income	$ 1,585	$ 46
Weighted average shares outstanding	23,922,086	23,922,086
Weighted average dilutive shares outstanding	23,922,086	23,922,086
Basic and diluted income per share	$ 0.07	$ 0.00